Income Taxes - Income before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States	$ 43,645	$ (29,162)
International	(1,554)	(1,141)
Income before income taxes	$ 42,091	$ (30,303)